UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

APRIL 30, 2013

LEGG MASON TARGET RETIREMENT 2015

Schedules of Investments (unaudited)	April 30, 2013

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund		5,326	$329,893
iShares Russell 1000 Growth Index Fund		1,269	92,485
iShares Russell 1000 Value Index Fund		2,606	214,708
iShares Russell 2000 Index Fund		858	80,772
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares		4,964	103,460	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares		18,199	250,781	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		6,789	115,745	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		45,846	547,863	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares		13,550	200,403	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		719	116,255	*(a)
ClearBridge Appreciation Fund, Class IS Shares		6,604	116,030	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares		25,833	250,060	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		8,623	115,977	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares		10,336	122,580	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares		1,560	68,266
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares		2,670	200,998
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		78,565	973,426	(a)
Western Asset High Yield Fund, Class IS Shares		9,475	88,018	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,264,825)			3,987,720

SECURITY	EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.3%
E-mini S&P Index Futures, Put @ $1,300.00	3/21/14	2	2,450
S&P 500 Index, Put @ $1,250.00	3/22/14	1	2,000
S&P 500 Index, Put @ $1,275.00	6/21/14	1	3,170
S&P 500 Index, Put @ $1,300.00	6/21/14	1	3,540

TOTAL PURCHASED OPTIONS (Cost - $16,287)			11,160

TOTAL INVESTMENTS - 98.7% (Cost - $3,281,112#)			3,998,880
Other Assets in Excess of Liabilities - 1.3%			51,447

TOTAL NET ASSETS - 100.0%			$4,050,327

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund			7,485	$463,621
iShares Russell 1000 Growth Index Fund			1,894	138,035
iShares Russell 1000 Value Index Fund			3,862	318,190
iShares Russell 2000 Index Fund			1,109	104,401
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			6,757	140,814	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			25,259	348,070	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			9,849	167,920	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			56,716	677,754	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			16,846	249,159	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,051	169,940	*(a)
ClearBridge Appreciation Fund, Class IS Shares			9,566	168,076	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			35,816	346,699	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,586	169,284	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			13,093	155,281	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,166	94,784
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,351	252,263
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			81,045	1,004,142	(a)
Western Asset High Yield Fund, Class IS Shares			5,006	46,504	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.0% (Cost - $3,867,730#)				5,014,937

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $16,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $16,320) (Cost - $16,000)	0.130%	5/1/13	$16,000	16,000

TOTAL INVESTMENTS - 99.3% (Cost - $3,883,730#)				5,030,937
Other Assets in Excess of Liabilities - 0.7%				34,717

TOTAL NET ASSETS - 100.0%				$5,065,654

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund			12,228	$757,402
iShares Russell 1000 Growth Index Fund			3,425	249,614
iShares Russell 1000 Value Index Fund			7,148	588,924
iShares Russell 2000 Index Fund			1,632	153,636
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			9,354	194,939	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			41,564	572,753	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,388	313,522	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			84,083	1,004,789	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			25,589	378,458	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,961	317,131	*(a)
ClearBridge Appreciation Fund, Class IS Shares			17,814	312,996	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			59,187	572,932	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			23,395	314,657	(a)
Legg Mason Partners Income Trust -Western Asset Emerging Markets Debt Fund, Class IS Shares			12,613	74,291	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			19,992	237,106	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,917	127,648
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			5,074	381,971
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			84,132	1,042,391	(a)
Western Asset High Yield Fund, Class IS Shares			3,281	30,482	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 99.2% (Cost - $6,055,246#)				7,625,642

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $17,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $17,340) (Cost - $17,000)	0.130%	5/1/13	$17,000	17,000

TOTAL INVESTMENTS - 99.4% (Cost - $6,072,246#)				7,642,642
Other Assets in Excess of Liabilities - 0.6%				47,339

TOTAL NET ASSETS - 100.0%				$7,689,981

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund			7,971	$493,724
iShares Russell 1000 Growth Index Fund			2,631	191,747
iShares Russell 1000 Value Index Fund			5,393	444,329
iShares Russell 2000 Index Fund			1,042	98,094
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,508	93,956	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			27,113	373,610	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,998	238,673	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			49,408	590,425	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,472	238,002	*(a)
ClearBridge Appreciation Fund, Class IS Shares			13,573	238,486	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			38,458	372,272	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			17,722	238,366	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			23,777	140,046	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			12,548	148,824	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,430	62,577
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,174	238,939
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			40,119	497,072	(a)
Western Asset High Yield Fund, Class IS Shares			3,289	30,554	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.9% (Cost - $3,584,374)				4,729,696

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $2,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $2,040) (Cost - $2,000)	0.130%	5/1/13	$2,000	2,000

TOTAL INVESTMENTS - 99.0% (Cost - $3,586,374#)				4,731,696
Other Assets in Excess of Liabilities - 1.0%				49,819

TOTAL NET ASSETS - 100.0%				$4,781,515

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund			9,187	$569,043
iShares Russell 1000 Growth Index Fund			3,596	262,076
iShares Russell 1000 Value Index Fund			7,443	613,229
iShares Russell 2000 Index Fund			1,159	109,108
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,284	68,435	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			31,336	431,809	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			19,324	329,480	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			21,698	259,286	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,053	331,991	*(a)
ClearBridge Appreciation Fund, Class IS Shares			18,587	326,576	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			44,636	432,079	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			24,517	329,751	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			43,347	255,313	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			14,109	167,328	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,026	44,898
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,516	264,685
Western Asset Funds, Inc:
Western Asset Core Bond Fund, Class IS Shares			28,524	353,409	(a)
Western Asset High Yield Fund, Class IS Shares			9,649	89,637	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.9% (Cost - $4,077,851)				5,238,133

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $30,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $30,600) (Cost - $30,000)	0.130%	5/1/13	$30,000	30,000

TOTAL INVESTMENTS - 99.5% (Cost - $4,107,851#)				5,268,133
Other Assets in Excess of Liabilities - 0.5%				27,585

TOTAL NET ASSETS - 100.0%				$5,295,718

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
iShares Trust:
iShares MSCI EAFE Index Fund			9,246	$572,697
iShares Russell 1000 Growth Index Fund			4,572	333,207
iShares Russell 1000 Value Index Fund			9,422	776,279
iShares Russell 2000 Index Fund			1,161	109,296
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,092	64,447	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			31,627	435,816	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			24,368	415,470	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,578	416,939	*(a)
ClearBridge Appreciation Fund, Class IS Shares			23,557	413,899	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			44,628	432,002	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			30,848	414,902	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			44,195	260,307	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			13,985	165,866	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			981	42,929
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			3,532	265,889
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			12,955	160,515	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,033,716)				5,280,460

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $25,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $25,500) (Cost - $25,000)	0.130%	5/1/13	$25,000	25,000

TOTAL INVESTMENTS - 99.1% (Cost - $4,058,716#)				5,305,460
Other Assets in Excess of Liabilities - 0.9%				49,036

TOTAL NET ASSETS - 100.0%				$5,354,496

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund			4,486	$277,863
iShares Russell 1000 Growth Index Fund			2,401	174,985
iShares Russell 1000 Value Index Fund			4,948	407,666
iShares Russell 2000 Index Fund			934	87,927
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,753	78,207	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			15,309	210,963	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			12,819	218,564	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,347	217,907	*(a)
ClearBridge Appreciation Fund, Class IS Shares			12,433	218,451	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			21,744	210,485	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,262	218,723	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			16,190	95,357	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,250	133,428	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,198	52,424
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			1,891	142,354
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			6,943	86,021	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.2% (Cost - $2,093,610)				2,831,325

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $17,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $17,340) (Cost - $17,000)	0.130%	5/1/13	$17,000	17,000

TOTAL INVESTMENTS - 98.8% (Cost - $2,110,610#)				2,848,325
Other Assets in Excess of Liabilities - 1.2%				35,490

TOTAL NET ASSETS - 100.0%				$2,883,815

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 97.6%
iShares Trust:
iShares MSCI EAFE Index Fund			4,708	$291,614
iShares Russell 1000 Growth Index Fund			2,501	182,273
iShares Russell 1000 Value Index Fund			5,177	426,533
iShares Russell 2000 Index Fund			987	92,916
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,997	83,307	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			15,927	219,467	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,415	228,734	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,407	227,570	*(a)
ClearBridge Appreciation Fund, Class IS Shares			12,994	228,300	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			22,642	219,174	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,987	228,474	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Fund, Class IS Shares			16,790	98,896	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			11,880	140,900	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,241	54,306
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			1,980	149,054
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares			7,254	89,872	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 97.6% (Cost - $2,274,345#)				2,961,390

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $16,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $16,320) (Cost - $16,000)	0.130%	5/1/13	$16,000	16,000

TOTAL INVESTMENTS - 98.1% (Cost - $2,290,345#)				2,977,390
Other Assets in Excess of Liabilities - 1.9%				56,499

TOTAL NET ASSETS - 100.0%				$3,033,889

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of Investments (continued) (unaudited)	April 30, 2013

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund			3,509	$217,348
iShares Russell 1000 Growth Index Fund			573	41,760
iShares Russell 1000 Value Index Fund			1,155	95,160
iShares Russell 2000 Index Fund			873	82,184
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,884	80,943	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			12,069	166,310	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			3,003	51,199	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			49,967	597,101	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			14,296	211,431	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			317	51,200	*(a)
ClearBridge Appreciation Fund, Class IS Shares			2,911	51,139	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			17,009	164,644	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,823	51,414	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares			10,586	125,549	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,246	54,525
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			2,788	209,881
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			133,961	1,659,773	(a)
Western Asset High Yield Fund, Class IS Shares			29,823	277,052	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS - 98.2% (Cost - $3,536,034)				4,188,613

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $975,000,000 joint tri-party repurchase agreement dated 4/30/13 with RBS Securities Inc.; Proceeds at maturity - $13,000; (Fully collateralized by various U.S. government obligations, 1.000% to 4.750% due 5/15/14 to 5/15/21; Market value - $13,260) (Cost - $13,000)	0.130%	5/1/13	$13,000	13,000

TOTAL INVESTMENTS - 98.5% (Cost - $3,549,034#)				4,201,613
Other Assets in Excess of Liabilities - 1.5%				62,449

TOTAL NET ASSETS - 100.0%				$4,264,062

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$3,987,720	—	—	$3,987,720
Purchased options†	11,160	—	—	11,160

Total investments	$3,998,880	—	—	$3,998,880

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,014,937	—	—	$5,014,937
Short-term investments†	—	$16,000	—	16,000

Total investments	$5,014,937	$16,000	—	$5,030,937

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$7,625,642	—	—	$7,625,642
Short-term investments†	—	$17,000	—	17,000

Total investments	$7,625,642	$17,000	—	$7,642,642

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,729,696	—	—	$4,729,696
Short-term investments†	—	$2,000	—	2,000

Total investments	$4,729,696	$2,000	—	$4,731,696

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,238,133	—	—	$5,238,133
Short-term investments†	—	$30,000	—	30,000

Total investments	$5,238,133	$30,000	—	$5,268,133

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$5,280,460	—	—	$5,280,460
Short-term investments†	—	$25,000	—	25,000

Total investments	$5,280,460	$25,000	—	$5,305,460

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2045

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$2,831,325	—	—	$2,831,325
Short-term investments†	—	$17,000	—	17,000

Total investments	$2,831,325	$17,000	—	$2,848,325

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$2,961,390	—	—	$2,961,390
Short-term investments†	—	$16,000	—	16,000

Total investments	$2,961,390	$16,000	—	$2,977,390

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$4,188,613	—	—	$4,188,613
Short-term investments†	—	$13,000	—	13,000

Total investments	$4,188,613	$13,000	—	$4,201,613

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent

Notes to Schedules of Investments (unaudited) (continued)

payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. An Underlying Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Fund. Foreign investments may also subject the Underlying Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$722,895	$(4,170)	$718,725
Retirement 2020	1,147,207	—	1,147,207
Retirement 2025	1,570,396	—	1,570,396
Retirement 2030	1,145,322	—	1,145,322
Retirement 2035	1,160,282	—	1,160,282
Retirement 2040	1,246,744	—	1,246,744
Retirement 2045	737,715	—	737,715
Retirement 2050	687,045	—	687,045
Retirement Fund	652,579	—	652,579

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Funds’ derivative instruments categorized by risk exposure at April 30, 2013.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2015

Primary Underlying Risk	Purchased Options, at Value
Equity Risk	$11,160

During the period ended April 30, 2013, the volume of derivative activity for the Funds was as follows:

Retirement 2015

Average Market Value
Purchased options	$10,235

During the period ended April 30, 2013, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: June 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: June 24, 2013